UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09102

iShares, Inc.
(Exact name of registrant as specified in charter)

c/o: BlackRock Fund Advisors 400 Howard Street, San Francisco, CA		94105
(Address of principal executive offices)		(Zip code)

The Corporation Trust Incorporated 2405 York Road, Suite 201, Lutherville-Timonium, Maryland 21093
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 670-2000

Date of fiscal year end:	August 31, 2024

Date of reporting period:	February 29, 2024

Item 1.   Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

February 29, 2024
iShares, Inc.
iShares MSCI USA Equal Weighted ETF | EUSA | NYSE Arca
2024 Semi-Annual Report
(Unaudited)

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended February 29, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy.
On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-
capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.
The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates three times during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation.
Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-
friendly policies generate increased investor interest, although we maintain an underweight stance on
European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of February 29, 2024
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
13.93% 30.45%
U.S. small cap equities
(Russell 2000
®
Index)
8.97 10.05
International equities (MSCI
Europe, Australasia, Far East
Index)
9.23 14.41
Emerging market equities
(MSCI Emerging Markets
Index)
4.93 8.73
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.69 5.22
U.S. Treasury securities (ICE
BofA 10-Year U.S. Treasury
Index)
0.58 0.69
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
2.35 3.33
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
4.33 5.42
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
6.18 11.01

This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

iShares
®
MSCI USA Equal Weighted ETF

2024
iShares Semi-Annual Report to Shareholders
Fund Summary
as of February 29, 2024
Investment Objective
The iShares MSCI USA Equal Weighted ETF (the “Fund”) seeks to track the investment results of an index composed of equal weighted U.S. equities, as represented by the MSCI USA Equal Weighted Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through August 31, 2015 reflects the performance of the MSCI USA Index. Index performance beginning on September 1, 2015 reflects the performance of the MSCI USA
Equal Weighted Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................... 11.26% 16.62% 10.66% 10.01% 16.62% 65.97% 159.50%
Fund Market ..................
11.21 16.57 10.67 10.00 – % 16.57 66.04 159.30
Index ....................... 11.23 16.63 10.77 10.13 16.63 66.75 162.38
Actual Hypothetical 5% Return
Beginning
Account Value
(09/01/23)
Ending
Account Value
(02/29/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(09/01/23)
Ending
Account Value
(02/29/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,112.60  $ 0.47  $ 1,000.00  $ 1,024.42  $ 0.45  0.09%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 15.8%
Industrials ..................................... 15.5
Financials ..................................... 14.8
Health Care ................................... 11.8
Consumer Discretionary ........................... 9.6
Consumer Staples ............................... 6.8
Real Estate .................................... 5.9
Materials ..................................... 5.5
Utilities ....................................... 5.1
Communication Services ........................... 4.6
Energy ....................................... 4.6
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Constellation Energy Corp. ......................... 0.2%
Celsius Holdings, Inc. ............................. 0.2
Block, Inc., Class A .............................. 0.2
Hormel Foods Corp. .............................. 0.2
Vistra Corp. ................................... 0.2
Okta, Inc., Class A ............................... 0.2
Iron Mountain, Inc. ............................... 0.2
Robinhood Markets, Inc., Class A ..................... 0.2
Hyatt Hotels Corp., Class A ......................... 0.2
Quanta Services, Inc. ............................. 0.2
      aaa aa

About Fund Performance

About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
(unaudited)
February 29, 2024
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .0%
Axon Enterprise, Inc.
(a)
..................... 4,272 $ 1,313,085
Boeing Co. (The)
(a)
........................ 5,636 1,148,166
General Dynamics Corp. .................... 4,289 1,171,969
HEICO Corp.
(b)
.......................... 2,327 450,042
HEICO Corp. , Class A ...................... 4,433 689,730
Howmet Aerospace, Inc. .................... 18,437 1,226,982
Huntington Ingalls Industries, Inc. .............. 4,073 1,187,768
L3Harris Technologies, Inc. .................. 5,431 1,149,526
Lockheed Martin Corp. ..................... 2,718 1,163,956
Northrop Grumman Corp. ................... 2,551 1,176,062
RTX Corp. ............................. 12,661 1,135,312
Textron, Inc. ............................ 13,449 1,197,903
TransDigm Group, Inc. ..................... 1,012 1,191,873
14,202,374
a
Air Freight & Logistics  —  0 .6%
CH Robinson Worldwide, Inc. ................ 15,900 1,177,872
Expeditors International of Washington, Inc. ....... 9,208 1,101,277
FedEx Corp. ............................ 4,858 1,209,496
United Parcel Service, Inc. , Class B ............ 7,736 1,146,939
4,635,584
a
Automobile Components  —  0 .5%
Aptiv PLC
(a)
............................. 14,538 1,155,625
BorgWarner, Inc. ......................... 37,659 1,172,325
Lear Corp. ............................. 8,492 1,166,376
3,494,326
a
Automobiles  —  0 .6%
Ford Motor Co. .......................... 94,398 1,174,311
General Motors Co. ....................... 29,876 1,224,319
Rivian Automotive, Inc. , Class A
(a) (b)
............. 70,395 796,871
Tesla, Inc.
(a)
............................. 5,737 1,158,186
4,353,687
a
Banks  —  2 .3%
Bank of America Corp. ..................... 33,893 1,169,986
Citigroup, Inc. ........................... 21,299 1,181,881
Citizens Financial Group, Inc. ................ 37,646 1,181,708
Fifth Third Bancorp ....................... 34,282 1,177,244
First Citizens BancShares, Inc. , Class A .......... 761 1,197,669
Huntington Bancshares, Inc. ................. 91,213 1,189,417
JPMorgan Chase & Co. .................... 6,464 1,202,692
KeyCorp ............................... 82,280 1,174,136
M&T Bank Corp. ......................... 8,368 1,169,344
PNC Financial Services Group, Inc. (The) ........ 7,784 1,145,805
Regions Financial Corp. .................... 62,890 1,171,641
Truist Financial Corp. ...................... 31,916 1,116,422
U.S. Bancorp ........................... 27,957 1,173,076
Wells Fargo & Co. ........................ 22,397 1,245,049
16,496,070
a
Beverages  —  1 .3%
Brown-Forman Corp. , Class B , NVS ............ 19,658 1,184,001
Celsius Holdings, Inc.
(a) (b)
.................... 17,894 1,460,508
Coca-Cola Co. (The) ...................... 19,544 1,173,031
Constellation Brands, Inc. , Class A ............. 4,726 1,174,505
Keurig Dr Pepper, Inc. ..................... 37,027 1,107,478
Molson Coors Beverage Co. , Class B ........... 18,731 1,169,189
Monster Beverage Corp.
(a)
................... 20,739 1,225,675
PepsiCo, Inc. ........................... 6,823 1,128,115
9,622,502
a
Security Shares Value
a
Biotechnology  —  2 .1%
AbbVie, Inc. ............................ 6,517 $ 1,147,318
Alnylam Pharmaceuticals, Inc.
(a)
............... 7,823 1,181,977
Amgen, Inc. ............................ 4,084 1,118,322
Biogen, Inc.
(a)
........................... 5,240 1,137,028
BioMarin Pharmaceutical, Inc.
(a)
............... 12,915 1,114,306
Exact Sciences Corp.
(a)
..................... 18,861 1,085,073
Gilead Sciences, Inc. ...................... 16,095 1,160,449
Incyte Corp.
(a)
........................... 19,682 1,148,642
Moderna, Inc.
(a)
.......................... 13,015 1,200,504
Neurocrine Biosciences, Inc.
(a)
................ 8,724 1,137,610
Regeneron Pharmaceuticals, Inc.
(a)
............. 1,216 1,174,765
United Therapeutics Corp.
(a)
.................. 5,352 1,207,625
Vertex Pharmaceuticals, Inc.
(a)
................ 2,735 1,150,724
14,964,343
a
Broadline Retail  —  0 .6%
Amazon.com, Inc.
(a)
....................... 6,764 1,195,605
eBay, Inc. .............................. 26,503 1,253,062
Etsy, Inc.
(a)
............................. 14,976 1,073,629
MercadoLibre, Inc.
(a)
....................... 654 1,043,326
4,565,622
a
Building Products  —  1 .8%
A O Smith Corp. ......................... 14,344 1,189,117
Allegion PLC ............................ 8,690 1,111,190
Builders FirstSource, Inc.
(a)
.................. 6,310 1,231,586
Carlisle Companies, Inc. .................... 3,368 1,178,800
Carrier Global Corp. ....................... 21,386 1,188,634
Fortune Brands Innovations, Inc. .............. 14,561 1,184,392
Johnson Controls International PLC ............ 20,164 1,195,120
Lennox International, Inc. ................... 2,581 1,216,193
Masco Corp. ............................ 15,761 1,209,814
Owens Corning .......................... 8,306 1,244,073
Trane Technologies PLC .................... 4,238 1,194,989
13,143,908
a
Capital Markets  —  4 .8%
Ameriprise Financial, Inc. ................... 2,902 1,182,159
Ares Management Corp. , Class A .............. 8,597 1,140,220
Bank of New York Mellon Corp. (The) ........... 21,195 1,188,827
BlackRock, Inc.
(c)
......................... 1,444 1,171,575
Blackstone, Inc. , NVS ...................... 9,004 1,150,891
Carlyle Group, Inc. (The) .................... 25,903 1,187,652
Cboe Global Markets, Inc. ................... 6,185 1,187,520
Charles Schwab Corp. (The) ................. 17,801 1,188,751
CME Group, Inc. , Class A ................... 5,399 1,189,670
Coinbase Global, Inc. , Class A
(a)
............... 6,383 1,299,323
FactSet Research Systems, Inc. ............... 2,494 1,153,674
Franklin Resources, Inc. .................... 42,900 1,177,605
Goldman Sachs Group, Inc. (The) ............. 3,040 1,182,712
Intercontinental Exchange, Inc. ............... 8,360 1,157,191
KKR & Co., Inc. .......................... 12,095 1,188,455
LPL Financial Holdings, Inc. .................. 4,458 1,194,254
MarketAxess Holdings, Inc. .................. 5,235 1,117,201
Moody's Corp. ........................... 3,092 1,173,167
Morgan Stanley .......................... 13,340 1,147,774
MSCI, Inc. , Class A ....................... 2,012 1,128,672
Nasdaq, Inc. ............................ 20,661 1,161,148
Northern Trust Corp. ....................... 14,384 1,181,358
Raymond James Financial, Inc. ............... 9,719 1,169,390
Robinhood Markets, Inc. , Class A
(a)
............. 82,167 1,340,144
S&P Global, Inc. ......................... 2,711 1,161,338
SEI Investments Co. ....................... 17,251 1,160,130
State Street Corp. ........................ 15,918 1,173,634
T Rowe Price Group, Inc. ................... 10,565 1,197,543

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
February 29, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Capital Markets (continued)
Tradeweb Markets, Inc. , Class A ............... 11,327 $ 1,198,623
34,250,601
a
Chemicals  —  3 .0%
Air Products and Chemicals, Inc. .............. 5,059 1,184,008
Albemarle Corp. ......................... 9,357 1,289,862
Celanese Corp. .......................... 7,692 1,168,953
CF Industries Holdings, Inc. .................. 14,849 1,198,611
Corteva, Inc. ............................ 20,944 1,120,923
Dow, Inc. .............................. 21,136 1,181,080
DuPont de Nemours, Inc. ................... 16,837 1,164,952
Eastman Chemical Co. ..................... 13,652 1,197,827
Ecolab, Inc. ............................ 5,322 1,196,599
FMC Corp. ............................. 21,919 1,236,012
International Flavors & Fragrances, Inc. .......... 14,146 1,068,023
Linde PLC ............................. 2,636 1,183,090
LyondellBasell Industries NV , Class A ........... 11,947 1,198,045
Mosaic Co. (The) ......................... 37,674 1,173,922
PPG Industries, Inc. ....................... 8,057 1,140,871
RPM International, Inc. ..................... 10,623 1,225,363
Sherwin-Williams Co. (The) .................. 3,716 1,233,824
Westlake Corp. .......................... 8,057 1,117,586
21,279,551
a
Commercial Services & Supplies  —  1 .2%
Cintas Corp. ............................ 1,863 1,171,100
Copart, Inc.
(a)
........................... 23,561 1,252,267
Republic Services, Inc. ..................... 6,378 1,171,001
Rollins, Inc. ............................. 27,966 1,232,462
Veralto Corp. ............................ 13,171 1,138,238
Waste Connections, Inc. .................... 6,825 1,135,953
Waste Management, Inc. .................... 5,700 1,172,205
8,273,226
a
Communications Equipment  —  0 .8%
Arista Networks, Inc.
(a)
..................... 4,402 1,221,731
Cisco Systems, Inc. ....................... 23,699 1,146,321
F5, Inc.
(a)
.............................. 6,266 1,173,120
Juniper Networks, Inc. ..................... 31,252 1,157,262
Motorola Solutions, Inc. .................... 3,585 1,184,448
5,882,882
a
Construction & Engineering  —  0 .3%
AECOM ............................... 12,888 1,144,841
Quanta Services, Inc.
(b)
..................... 5,462 1,319,128
2,463,969
a
Construction Materials  —  0 .3%
Martin Marietta Materials, Inc. ................ 2,127 1,228,789
Vulcan Materials Co. ...................... 4,477 1,190,211
2,419,000
a
Consumer Finance  —  0 .8%
Ally Financial, Inc. ........................ 32,240 1,192,558
American Express Co. ..................... 5,395 1,183,771
Capital One Financial Corp. .................. 8,463 1,164,593
Discover Financial Services .................. 10,425 1,258,297
Synchrony Financial ....................... 29,406 1,214,468
6,013,687
a
Consumer Staples Distribution & Retail  —  1 .5%
Albertsons Companies, Inc. , Class A ............ 54,052 1,096,175
Costco Wholesale Corp. .................... 1,585 1,179,066
Dollar General Corp. ...................... 8,119 1,179,772
Dollar Tree, Inc.
(a)
......................... 8,017 1,175,934
Kroger Co. (The) ......................... 24,370 1,208,996
Security Shares Value
a
Consumer Staples Distribution & Retail (continued)
Sysco Corp. ............................ 14,537 $ 1,177,061
Target Corp. ............................ 7,695 1,176,719
Walgreens Boots Alliance, Inc. ................ 52,344 1,112,833
Walmart, Inc. ............................ 20,055 1,175,423
10,481,979
a
Containers & Packaging  —  1 .2%
Amcor PLC ............................. 127,984 1,159,535
Avery Dennison Corp. ...................... 5,451 1,180,305
Ball Corp. .............................. 18,461 1,181,873
Crown Holdings, Inc. ...................... 15,911 1,219,101
International Paper Co. ..................... 32,226 1,139,512
Packaging Corp. of America ................. 6,844 1,240,064
Westrock Co. ........................... 26,406 1,195,928
8,316,318
a
Distributors  —  0 .5%
Genuine Parts Co. ........................ 8,046 1,200,946
LKQ Corp. ............................. 23,038 1,204,657
Pool Corp. ............................. 2,968 1,181,620
3,587,223
a
Diversified REITs  —  0 .2%
WP Carey, Inc. .......................... 13,064 1,129,811
a
Diversified Telecommunication Services  —  0 .5%
AT&T, Inc. .............................. 68,584 1,161,127
Liberty Global, Ltd. , Class C
(a) (b)
............... 60,906 1,129,807
Verizon Communications, Inc. ................ 28,406 1,136,808
3,427,742
a
Electric Utilities  —  2 .6%
Alliant Energy Corp. ....................... 23,250 1,110,188
American Electric Power Co., Inc. .............. 14,013 1,193,768
Constellation Energy Corp. .................. 8,809 1,483,876
Duke Energy Corp. ....................... 12,525 1,150,171
Edison International ....................... 17,496 1,190,078
Entergy Corp. ........................... 11,553 1,173,438
Evergy, Inc. ............................. 23,117 1,145,216
Eversource Energy ....................... 19,352 1,135,962
Exelon Corp. ............................ 32,961 1,181,322
FirstEnergy Corp. ........................ 30,957 1,133,336
NextEra Energy, Inc. ...................... 20,038 1,105,897
NRG Energy, Inc. ......................... 22,272 1,232,087
PG&E Corp. ............................ 70,365 1,174,392
PPL Corp. ............................. 43,801 1,155,032
Southern Co. (The) ....................... 17,304 1,163,694
Xcel Energy, Inc. ......................... 19,394 1,021,870
18,750,327
a
Electrical Equipment  —  1 .0%
AMETEK, Inc. ........................... 6,510 1,172,972
Eaton Corp. PLC ......................... 4,142 1,197,038
Emerson Electric Co. ...................... 10,791 1,153,018
Hubbell, Inc. ............................ 3,204 1,219,667
Rockwell Automation, Inc. ................... 4,096 1,167,688
Vertiv Holdings Co. , Class A ................. 18,325 1,239,136
7,149,519
a
Electronic Equipment, Instruments & Components  —  1 .5%
Amphenol Corp. , Class A ................... 10,911 1,191,918
CDW Corp. ............................. 4,762 1,172,452
Corning, Inc. ............................ 36,046 1,162,123
Jabil, Inc. .............................. 8,335 1,200,990
Keysight Technologies, Inc.
(a)
................. 7,395 1,141,048
TE Connectivity Ltd. ....................... 8,036 1,153,648

Schedule of Investments
(unaudited) (continued)
February 29, 2024
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Teledyne Technologies, Inc.
(a)
................. 2,667 $ 1,139,529
Trimble, Inc.
(a)
........................... 19,037 1,164,874
Zebra Technologies Corp. , Class A
(a)
............ 4,160 1,162,637
10,489,219
a
Energy Equipment & Services  —  0 .5%
Baker Hughes Co. , Class A .................. 39,783 1,177,179
Halliburton Co. .......................... 32,806 1,150,506
Schlumberger Ltd. ........................ 23,908 1,155,474
3,483,159
a
Entertainment  —  1 .4%
Electronic Arts, Inc. ....................... 8,074 1,126,162
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 16,552 1,204,324
Live Nation Entertainment, Inc.
(a)
.............. 12,327 1,195,472
Netflix, Inc.
(a)
............................ 1,969 1,187,149
ROBLOX Corp. , Class A
(a)
................... 26,803 1,069,440
Roku, Inc. , Class A
(a)
...................... 15,976 1,009,364
Take-Two Interactive Software, Inc.
(a) (b)
.......... 7,522 1,105,207
Walt Disney Co. (The) ..................... 10,268 1,145,703
Warner Bros Discovery, Inc. , Series A
(a)
.......... 116,958 1,028,061
10,070,882
a
Financial Services  —  2 .2%
Apollo Global Management, Inc. ............... 10,783 1,205,539
Berkshire Hathaway, Inc. , Class B
(a)
............ 2,990 1,224,106
Block, Inc. , Class A
(a)
...................... 18,348 1,458,116
Equitable Holdings, Inc. .................... 33,170 1,135,741
Fidelity National Information Services, Inc. ........ 18,064 1,249,848
Fiserv, Inc.
(a)
............................ 8,195 1,223,268
FleetCor Technologies, Inc.
(a)
................. 4,465 1,246,940
Global Payments, Inc. ..................... 9,052 1,174,044
Jack Henry & Associates, Inc. ................ 7,034 1,222,298
Mastercard, Inc. , Class A .................... 2,431 1,154,142
PayPal Holdings, Inc.
(a)
..................... 20,514 1,237,815
Toast, Inc. , Class A
(a)
...................... 54,198 1,246,554
Visa, Inc. , Class A ........................ 4,355 1,230,897
16,009,308
a
Food Products  —  2 .5%
Archer-Daniels-Midland Co. .................. 21,418 1,137,510
Bunge Global SA ......................... 12,592 1,188,307
Campbell Soup Co. ....................... 27,764 1,183,857
Conagra Brands, Inc. ...................... 42,588 1,195,871
Darling Ingredients, Inc.
(a)
................... 26,882 1,137,377
General Mills, Inc. ........................ 17,834 1,144,586
Hershey Co. (The) ........................ 5,916 1,111,735
Hormel Foods Corp. ....................... 39,534 1,396,341
J M Smucker Co. (The) ..................... 9,311 1,118,903
Kellanova .............................. 20,650 1,138,847
Kraft Heinz Co. (The) ...................... 33,331 1,175,918
Lamb Weston Holdings, Inc. ................. 11,387 1,163,865
McCormick & Co., Inc. , NVS ................. 17,339 1,193,964
Mondelez International, Inc. , Class A ............ 16,066 1,173,943
Tyson Foods, Inc. , Class A .................. 21,646 1,174,079
17,635,103
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ....................... 10,001 1,129,213
a
Ground Transportation  —  1 .3%
CSX Corp. ............................. 31,263 1,186,118
JB Hunt Transport Services, Inc. .............. 5,426 1,119,438
Knight-Swift Transportation Holdings, Inc. , Class A .. 20,338 1,145,843
Norfolk Southern Corp. ..................... 4,550 1,152,879
Security Shares Value
a
Ground Transportation (continued)
Old Dominion Freight Line, Inc. ............... 2,700 $ 1,194,696
Uber Technologies, Inc.
(a)
................... 14,728 1,170,876
U-Haul Holding Co. , Series N , NVS ............. 17,703 1,125,380
Union Pacific Corp. ....................... 4,699 1,192,089
9,287,319
a
Health Care Equipment & Supplies  —  3 .0%
Abbott Laboratories ....................... 10,106 1,198,976
Align Technology, Inc.
(a)
..................... 3,721 1,125,305
Baxter International, Inc. .................... 27,900 1,141,668
Becton Dickinson & Co. .................... 4,782 1,126,400
Boston Scientific Corp.
(a)
.................... 17,586 1,164,369
Cooper Cos., Inc. The ...................... 12,371 1,157,925
Dexcom, Inc.
(a)
.......................... 9,832 1,131,368
Edwards Lifesciences Corp.
(a)
................ 13,310 1,129,620
GE HealthCare Technologies, Inc. ............. 13,385 1,221,783
Hologic, Inc.
(a)
........................... 15,538 1,146,704
IDEXX Laboratories, Inc.
(a)
................... 2,064 1,187,275
Insulet Corp.
(a)
........................... 6,010 985,640
Intuitive Surgical, Inc.
(a)
..................... 3,042 1,172,995
Medtronic PLC .......................... 13,690 1,141,198
ResMed, Inc. ........................... 6,358 1,104,512
STERIS PLC ............................ 4,988 1,161,755
Stryker Corp. ........................... 3,298 1,151,233
Teleflex, Inc. ............................ 4,601 1,025,057
Zimmer Biomet Holdings, Inc. ................ 9,235 1,148,465
21,622,248
a
Health Care Providers & Services  —  2 .6%
Cardinal Health, Inc. ....................... 11,072 1,239,843
Cencora, Inc. ........................... 5,038 1,186,953
Centene Corp.
(a)
......................... 14,773 1,158,646
Cigna Group (The) ........................ 3,387 1,138,506
CVS Health Corp. ........................ 14,943 1,111,311
DaVita, Inc.
(a)
............................ 9,426 1,196,819
Elevance Health, Inc. ...................... 2,255 1,130,319
HCA Healthcare, Inc. ...................... 3,722 1,160,147
Henry Schein, Inc.
(a) (b)
...................... 15,135 1,157,373
Humana, Inc. ........................... 3,136 1,098,604
Laboratory Corp. of America Holdings ........... 5,273 1,138,072
McKesson Corp. ......................... 2,267 1,182,036
Molina Healthcare, Inc.
(a)
.................... 2,883 1,135,643
Quest Diagnostics, Inc. ..................... 9,230 1,152,735
UnitedHealth Group, Inc. .................... 2,204 1,087,894
Universal Health Services, Inc. , Class B ......... 7,098 1,185,792
18,460,693
a
Health Care REITs  —  0 .5%
Healthpeak Properties, Inc. .................. 66,913 1,120,793
Ventas, Inc. ............................ 26,332 1,113,580
Welltower, Inc. ........................... 12,353 1,138,452
3,372,825
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a)
............... 5,239 1,181,447
a
Hotel & Resort REITs  —  0 .2%
Host Hotels & Resorts, Inc. .................. 58,547 1,214,265
a
Hotels, Restaurants & Leisure  —  3 .5%
Airbnb, Inc. , Class A
(a)
...................... 7,527 1,185,277
Booking Holdings, Inc.
(a)
.................... 310 1,075,337
Caesars Entertainment, Inc.
(a)
................ 27,077 1,177,037
Carnival Corp.
(a)
.......................... 77,849 1,234,685
Chipotle Mexican Grill, Inc.
(a)
................. 441 1,185,748
Darden Restaurants, Inc. ................... 7,175 1,224,844

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
February 29, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Domino's Pizza, Inc. ....................... 2,725 $ 1,221,754
DoorDash, Inc. , Class A
(a)
................... 9,934 1,237,478
DraftKings, Inc. , Class A
(a)
................... 25,869 1,120,645
Expedia Group, Inc.
(a)
...................... 8,517 1,165,296
Hilton Worldwide Holdings, Inc. ............... 5,837 1,192,616
Hyatt Hotels Corp. , Class A .................. 8,670 1,331,625
Las Vegas Sands Corp. .................... 20,715 1,129,382
Marriott International, Inc. , Class A ............. 4,798 1,198,876
McDonald's Corp. ........................ 3,929 1,148,368
MGM Resorts International
(a)
................. 27,039 1,170,248
Royal Caribbean Cruises Ltd.
(a)
............... 9,962 1,228,813
Starbucks Corp. .......................... 12,261 1,163,569
Vail Resorts, Inc. ......................... 5,096 1,173,660
Wynn Resorts Ltd. ........................ 10,913 1,148,048
Yum! Brands, Inc. ........................ 8,410 1,164,112
24,877,418
a
Household Durables  —  0 .9%
DR Horton, Inc. .......................... 8,177 1,221,971
Garmin Ltd. ............................. 9,462 1,299,606
Lennar Corp. , Class A ...................... 7,638 1,210,699
NVR, Inc.
(a)
............................. 153 1,166,712
PulteGroup, Inc. ......................... 11,596 1,256,775
6,155,763
a
Household Products  —  0 .8%
Church & Dwight Co., Inc. ................... 11,684 1,169,802
Clorox Co. (The) ......................... 7,616 1,167,609
Colgate-Palmolive Co. ..................... 13,696 1,184,978
Kimberly-Clark Corp. ...................... 9,673 1,172,077
Procter & Gamble Co. (The) ................. 7,209 1,145,799
5,840,265
a
Independent Power and Renewable Electricity Producers  —  0 .3%
AES Corp. (The) ......................... 68,515 1,041,428
Vistra Corp. ............................ 25,490 1,390,225
2,431,653
a
Industrial Conglomerates  —  0 .5%
3M Co. ................................ 12,618 1,162,370
General Electric Co. ....................... 7,784 1,221,232
Honeywell International, Inc. ................. 5,804 1,153,429
3,537,031
a
Industrial REITs  —  0 .2%
Prologis, Inc. ............................ 8,604 1,146,655
a
Insurance  —  4 .4%
Aflac, Inc. .............................. 15,832 1,278,276
Allstate Corp. (The) ....................... 7,176 1,144,715
American Financial Group, Inc. ............... 9,481 1,210,439
American International Group, Inc. ............. 16,428 1,197,437
Aon PLC , Class A ........................ 3,688 1,165,371
Arch Capital Group Ltd.
(a)
................... 13,501 1,182,553
Arthur J Gallagher & Co. .................... 4,863 1,186,232
Assurant, Inc. ........................... 6,623 1,201,743
Brown & Brown, Inc. ....................... 14,051 1,183,235
Chubb Ltd. ............................. 4,708 1,184,862
Cincinnati Financial Corp. ................... 10,424 1,188,336
Erie Indemnity Co. , Class A , NVS .............. 3,204 1,303,643
Everest Group Ltd. ........................ 3,156 1,164,185
Fidelity National Financial, Inc. ................ 10,419 1,041,543
Globe Life, Inc. .......................... 10,002 1,269,554
Hartford Financial Services Group, Inc. (The) ...... 13,484 1,292,307
Loews Corp. ............................ 16,379 1,230,554
Markel Group, Inc.
(a)
....................... 793 1,183,537
Security Shares Value
a
Insurance (continued)
Marsh & McLennan Companies, Inc. ............ 5,807 $ 1,174,582
MetLife, Inc. ............................ 18,282 1,274,987
Principal Financial Group, Inc. ................ 14,465 1,169,640
Progressive Corp. (The) .................... 6,125 1,161,055
Prudential Financial, Inc. .................... 11,013 1,200,307
Travelers Companies, Inc. (The) ............... 5,430 1,199,813
W R Berkley Corp. ........................ 14,127 1,181,017
Willis Towers Watson PLC ................... 4,166 1,135,693
31,105,616
a
Interactive Media & Services  —  0 .8%
Alphabet, Inc. , Class A
(a)
.................... 4,035 558,686
Alphabet, Inc. , Class C , NVS
(a)
................ 4,083 570,722
Match Group, Inc.
(a)
....................... 30,543 1,100,770
Meta Platforms, Inc. , Class A ................. 2,440 1,195,917
Pinterest, Inc. , Class A
(a)
.................... 32,642 1,197,961
Snap, Inc. , Class A , NVS
(a)
.................. 103,121 1,136,394
5,760,450
a
IT Services  —  2 .1%
Accenture PLC , Class A .................... 3,112 1,166,315
Akamai Technologies, Inc.
(a)
.................. 10,570 1,172,424
Cloudflare, Inc. , Class A
(a)
................... 11,687 1,151,637
Cognizant Technology Solutions Corp. , Class A ..... 14,871 1,175,107
EPAM Systems, Inc.
(a)
...................... 3,681 1,120,496
Gartner, Inc.
(a)
........................... 2,574 1,198,352
GoDaddy, Inc. , Class A
(a)
.................... 10,520 1,200,858
International Business Machines Corp. .......... 6,196 1,146,446
MongoDB, Inc. , Class A
(a)
................... 2,480 1,109,998
Okta, Inc. , Class A
(a)
....................... 12,945 1,388,999
Snowflake, Inc. , Class A
(a)
................... 4,993 940,082
Twilio, Inc. , Class A
(a)
...................... 19,629 1,169,692
VeriSign, Inc.
(a)
.......................... 5,863 1,144,985
15,085,391
a
Leisure Products  —  0 .2%
Hasbro, Inc. ............................ 22,662 1,139,672
a
Life Sciences Tools & Services  —  2 .3%
Agilent Technologies, Inc. ................... 8,505 1,168,247
Avantor, Inc.
(a)
........................... 48,465 1,194,177
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 3,363 1,095,934
Bio-Techne Corp. ......................... 16,018 1,178,444
Charles River Laboratories International, Inc.
(a)
..... 4,688 1,191,643
Danaher Corp. .......................... 4,588 1,161,406
Illumina, Inc.
(a)
........................... 8,005 1,119,339
IQVIA Holdings, Inc.
(a)
...................... 4,819 1,191,064
Mettler-Toledo International, Inc.
(a)
............. 962 1,199,826
Repligen Corp.
(a)
......................... 5,519 1,070,631
Revvity, Inc.
(b)
........................... 11,207 1,228,175
Thermo Fisher Scientific, Inc. ................. 2,093 1,193,387
Waters Corp.
(a)
.......................... 3,530 1,191,093
West Pharmaceutical Services, Inc. ............ 3,173 1,137,076
16,320,442
a
Machinery  —  3 .3%
Caterpillar, Inc. .......................... 3,579 1,195,243
CNH Industrial N.V. ....................... 95,176 1,137,353
Cummins, Inc. ........................... 4,304 1,156,097
Deere & Co. ............................ 3,189 1,164,145
Dover Corp. ............................ 7,107 1,175,356
Fortive Corp. ............................ 13,591 1,157,002
Graco, Inc. ............................. 12,987 1,185,194
IDEX Corp. ............................. 5,017 1,183,510
Illinois Tool Works, Inc. ..................... 4,496 1,178,626
Ingersoll Rand, Inc. ....................... 12,904 1,178,522

Schedule of Investments
(unaudited) (continued)
February 29, 2024
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Machinery (continued)
Nordson Corp. ........................... 4,459 $ 1,184,533
Otis Worldwide Corp. ...................... 12,242 1,166,663
PACCAR, Inc. ........................... 10,942 1,213,358
Parker-Hannifin Corp. ...................... 2,231 1,194,589
Pentair PLC ............................ 15,436 1,200,766
Snap-on, Inc. ........................... 4,320 1,190,851
Stanley Black & Decker, Inc. ................. 13,037 1,164,074
Toro Co. (The) ........................... 12,208 1,126,921
Westinghouse Air Brake Technologies Corp. ....... 8,623 1,218,344
Xylem, Inc. ............................. 9,249 1,175,085
23,546,232
a
Media  —  1 .7%
Charter Communications, Inc. , Class A
(a) (b)
........ 3,924 1,153,381
Comcast Corp. , Class A .................... 27,970 1,198,515
Fox Corp. , Class A , NVS .................... 25,783 768,076
Fox Corp. , Class B ........................ 12,964 354,954
Interpublic Group of Companies, Inc. (The) ....... 35,516 1,115,202
Liberty Broadband Corp. , Class C , NVS
(a)
........ 19,021 1,144,684
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
38,289 1,109,615
News Corp. , Class A , NVS .................. 44,064 1,184,440
Omnicom Group, Inc. ...................... 13,183 1,165,245
Paramount Global , Class B , NVS .............. 96,136 1,061,342
Sirius XM Holdings, Inc.
(b)
................... 240,030 1,060,933
Trade Desk, Inc. (The) , Class A
(a)
.............. 12,919 1,103,670
12,420,057
a
Metals & Mining  —  1 .0%
Cleveland-Cliffs, Inc.
(a)
..................... 57,899 1,204,299
Freeport-McMoRan, Inc. .................... 29,489 1,114,979
Newmont Corp. .......................... 34,344 1,073,250
Nucor Corp. ............................ 6,213 1,194,760
Reliance, Inc. ........................... 3,526 1,132,622
Steel Dynamics, Inc. ....................... 9,336 1,249,343
6,969,253
a
Mortgage REITs  —  0 .2%
Annaly Capital Management, Inc. .............. 62,522 1,193,545
a
Multi-Utilities  —  1 .6%
Ameren Corp. ........................... 16,348 1,163,814
CenterPoint Energy, Inc. .................... 41,794 1,149,335
CMS Energy Corp. ........................ 19,887 1,140,917
Consolidated Edison, Inc. ................... 13,247 1,155,271
Dominion Energy, Inc. ...................... 25,092 1,200,150
DTE Energy Co. ......................... 10,588 1,147,210
NiSource, Inc. ........................... 45,188 1,177,599
Public Service Enterprise Group, Inc. ........... 19,134 1,193,962
Sempra ............................... 16,301 1,150,851
WEC Energy Group, Inc. .................... 14,561 1,142,893
11,622,002
a
Office REITs  —  0 .3%
Alexandria Real Estate Equities, Inc. ............ 9,647 1,203,270
Boston Properties, Inc. ..................... 17,159 1,110,531
2,313,801
a
Oil, Gas & Consumable Fuels  —  4 .1%
APA Corp. ............................. 36,368 1,083,403
Cheniere Energy, Inc. ...................... 7,147 1,109,214
Chesapeake Energy Corp. .................. 14,694 1,216,369
Chevron Corp. ........................... 7,363 1,119,250
ConocoPhillips .......................... 10,364 1,166,365
Coterra Energy, Inc. ....................... 46,923 1,209,675
Devon Energy Corp. ....................... 26,468 1,166,180
Diamondback Energy, Inc. ................... 6,467 1,180,357
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc. ...................... 9,978 $ 1,142,082
EQT Corp. ............................. 33,249 1,235,200
Exxon Mobil Corp. ........................ 10,995 1,149,197
Hess Corp. ............................. 7,685 1,120,089
HF Sinclair Corp. ......................... 19,008 1,054,944
Kinder Morgan, Inc. , Class P ................. 67,704 1,177,373
Marathon Oil Corp. ........................ 49,306 1,195,670
Marathon Petroleum Corp. .................. 6,973 1,180,041
Occidental Petroleum Corp. .................. 18,929 1,147,287
ONEOK, Inc. ............................ 15,984 1,200,718
Ovintiv, Inc. ............................. 25,708 1,270,232
Phillips 66 .............................. 8,049 1,147,063
Pioneer Natural Resources Co. ............... 4,980 1,171,246
Targa Resources Corp. ..................... 11,903 1,169,351
Texas Pacific Land Corp. .................... 756 1,191,017
Valero Energy Corp. ....................... 8,269 1,169,733
Williams Companies, Inc. (The) ............... 33,820 1,215,491
29,187,547
a
Passenger Airlines  —  0 .3%
Delta Air Lines, Inc. ....................... 28,891 1,221,223
Southwest Airlines Co. ..................... 34,057 1,167,133
2,388,356
a
Personal Care Products  —  0 .3%
Estee Lauder Companies, Inc. (The) , Class A ...... 7,819 1,161,747
Kenvue, Inc. ............................ 60,247 1,144,693
2,306,440
a
Pharmaceuticals  —  1 .6%
Bristol-Myers Squibb Co. .................... 23,119 1,173,289
Catalent, Inc.
(a)
.......................... 19,775 1,133,898
Eli Lilly & Co. ........................... 1,481 1,116,200
Jazz Pharmaceuticals PLC
(a)
................. 9,023 1,072,835
Johnson & Johnson ....................... 7,224 1,165,809
Merck & Co., Inc. ......................... 9,045 1,150,072
Pfizer, Inc. ............................. 41,650 1,106,224
Royalty Pharma PLC , Class A ................ 38,561 1,169,941
Viatris, Inc. ............................. 89,276 1,104,344
Zoetis, Inc. , Class A ....................... 6,088 1,207,433
11,400,045
a
Professional Services  —  2 .3%
Automatic Data Processing, Inc. ............... 4,531 1,137,870
Booz Allen Hamilton Holding Corp. , Class A ....... 7,936 1,172,227
Broadridge Financial Solutions, Inc. ............ 5,845 1,189,925
Dayforce, Inc.
(a) (b)
......................... 15,649 1,091,674
Equifax, Inc. ............................ 4,452 1,218,023
Jacobs Solutions, Inc. ...................... 7,788 1,142,110
Leidos Holdings, Inc. ...................... 9,321 1,191,783
Paychex, Inc. ........................... 9,269 1,136,565
Paycom Software, Inc. ..................... 6,009 1,095,981
Paylocity Holding Corp.
(a) (b)
.................. 6,460 1,089,221
Robert Half, Inc. ......................... 14,190 1,140,876
SS&C Technologies Holdings, Inc. ............. 18,206 1,160,814
TransUnion ............................. 15,322 1,189,447
Verisk Analytics, Inc. ....................... 4,694 1,135,479
16,091,995
a
Real Estate Management & Development  —  0 .5%
CBRE Group, Inc. , Class A
(a)
................. 12,302 1,130,431
CoStar Group, Inc.
(a)
....................... 14,108 1,227,819
Zillow Group, Inc. , Class C , NVS
(a)
............. 20,984 1,178,252
3,536,502
a

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
February 29, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Residential REITs  —  1 .6%
American Homes 4 Rent , Class A .............. 33,284 $ 1,231,841
AvalonBay Communities, Inc. ................ 6,467 1,144,853
Camden Property Trust ..................... 11,998 1,133,571
Equity LifeStyle Properties, Inc. ............... 17,262 1,162,078
Equity Residential ........................ 19,078 1,148,686
Essex Property Trust, Inc. ................... 4,906 1,135,248
Invitation Homes, Inc. ...................... 35,256 1,201,172
Mid-America Apartment Communities, Inc. ........ 8,851 1,112,394
Sun Communities, Inc. ..................... 8,806 1,177,891
UDR, Inc. .............................. 31,805 1,129,077
11,576,811
a
Retail REITs  —  0 .7%
Kimco Realty Corp. ....................... 58,958 1,165,010
Realty Income Corp. ....................... 21,931 1,142,824
Regency Centers Corp. .................... 19,098 1,183,121
Simon Property Group, Inc. .................. 7,770 1,151,048
4,642,003
a
Semiconductors & Semiconductor Equipment  —  3 .8%
Advanced Micro Devices, Inc.
(a)
............... 6,630 1,276,474
Analog Devices, Inc. ....................... 6,062 1,162,813
Applied Materials, Inc. ..................... 5,754 1,160,121
Broadcom, Inc. .......................... 931 1,210,756
Enphase Energy, Inc.
(a)
..................... 8,707 1,105,876
Entegris, Inc. ............................ 8,411 1,130,102
First Solar, Inc.
(a)
......................... 7,317 1,126,013
Intel Corp. ............................. 26,481 1,140,007
KLA Corp. .............................. 1,745 1,190,613
Lam Research Corp. ...................... 1,244 1,167,183
Lattice Semiconductor Corp.
(a)
................ 15,660 1,199,713
Marvell Technology, Inc. .................... 17,377 1,245,236
Microchip Technology, Inc. ................... 14,035 1,180,905
Micron Technology, Inc. ..................... 14,491 1,313,030
Monolithic Power Systems, Inc. ............... 1,571 1,131,183
NVIDIA Corp. ........................... 1,588 1,256,299
NXP Semiconductors NV ................... 4,954 1,237,162
ON Semiconductor Corp.
(a)
.................. 14,596 1,151,916
Qorvo, Inc.
(a)
............................ 10,199 1,168,295
QUALCOMM, Inc. ........................ 7,519 1,186,423
Skyworks Solutions, Inc. .................... 11,018 1,156,009
Teradyne, Inc. ........................... 11,216 1,161,865
Texas Instruments, Inc. ..................... 7,075 1,183,860
27,241,854
a
Software  —  6 .2%
Adobe, Inc.
(a)
............................ 2,104 1,178,829
ANSYS, Inc.
(a)
........................... 3,484 1,164,248
AppLovin Corp. , Class A
(a)
................... 19,232 1,148,535
Aspen Technology, Inc.
(a)
.................... 6,304 1,222,283
Atlassian Corp. , Class A
(a)
................... 5,542 1,149,522
Autodesk, Inc.
(a)
.......................... 4,434 1,144,726
Bentley Systems, Inc. , Class B ................ 21,779 1,118,787
BILL Holdings, Inc.
(a)
....................... 18,115 1,147,223
Cadence Design Systems, Inc.
(a)
.............. 3,973 1,209,302
Confluent, Inc. , Class A
(a) (b)
.................. 33,869 1,147,143
Crowdstrike Holdings, Inc. , Class A
(a)
............ 3,518 1,140,360
Datadog, Inc. , Class A
(a)
.................... 8,883 1,167,759
DocuSign, Inc.
(a)
......................... 22,904 1,220,096
Dropbox, Inc. , Class A
(a)
.................... 45,984 1,101,317
Dynatrace, Inc.
(a)
......................... 22,554 1,117,551
Fair Isaac Corp.
(a)
......................... 905 1,149,268
Fortinet, Inc.
(a)
........................... 16,764 1,158,560
Gen Digital, Inc. .......................... 54,133 1,163,318
HubSpot, Inc.
(a)
.......................... 1,886 1,167,076
Security Shares Value
a
Software (continued)
Intuit, Inc. .............................. 1,764 $ 1,169,338
Manhattan Associates, Inc.
(a)
................. 4,716 1,194,704
Microsoft Corp. .......................... 2,844 1,176,392
Oracle Corp. ............................ 10,392 1,160,578
Palantir Technologies, Inc. , Class A
(a)
........... 47,093 1,181,092
Palo Alto Networks, Inc.
(a)
................... 3,147 977,301
PTC, Inc.
(a)
............................. 6,485 1,186,820
Roper Technologies, Inc. .................... 2,114 1,151,559
Salesforce, Inc.
(a)
......................... 3,984 1,230,339
Samsara, Inc. , Class A
(a)
.................... 33,449 1,155,663
ServiceNow, Inc.
(a)
........................ 1,509 1,163,952
Splunk, Inc.
(a)
........................... 7,416 1,158,527
Synopsys, Inc.
(a)
......................... 2,081 1,193,932
Tyler Technologies, Inc.
(a)
................... 2,608 1,140,061
UiPath, Inc. , Class A
(a)
..................... 46,173 1,096,609
Unity Software, Inc.
(a) (b)
..................... 33,882 993,420
Workday, Inc. , Class A
(a)
.................... 3,810 1,122,655
Zoom Video Communications, Inc. , Class A
(a)
...... 18,401 1,301,503
Zscaler, Inc.
(a)
........................... 4,569 1,105,561
43,875,909
a
Specialized REITs  —  1 .8%
American Tower Corp. ..................... 6,132 1,219,410
Crown Castle, Inc. ........................ 10,594 1,164,704
Digital Realty Trust, Inc. .................... 8,458 1,241,719
Equinix, Inc. ............................ 1,339 1,190,130
Extra Space Storage, Inc. ................... 8,120 1,144,676
Gaming and Leisure Properties, Inc. ............ 25,551 1,162,060
Iron Mountain, Inc. ........................ 17,130 1,347,103
Public Storage ........................... 4,075 1,156,770
SBA Communications Corp. , Class A ............ 5,527 1,156,414
VICI Properties, Inc. ....................... 39,490 1,181,936
Weyerhaeuser Co. ........................ 35,033 1,204,435
13,169,357
a
Specialty Retail  —  2 .4%
AutoZone, Inc.
(a)
......................... 421 1,265,535
Bath & Body Works, Inc. .................... 25,394 1,160,506
Best Buy Co., Inc. ........................ 15,681 1,268,279
Burlington Stores, Inc.
(a)
.................... 5,889 1,207,834
CarMax, Inc.
(a) (b)
.......................... 16,056 1,268,424
Dick's Sporting Goods, Inc. .................. 6,829 1,214,811
Home Depot, Inc. (The) .................... 3,187 1,213,004
Lowe's Companies, Inc. .................... 5,076 1,221,641
O'Reilly Automotive, Inc.
(a)
................... 1,095 1,190,725
Ross Stores, Inc. ......................... 8,018 1,194,361
TJX Companies, Inc. (The) .................. 11,729 1,162,813
Tractor Supply Co. ........................ 4,860 1,235,995
Ulta Beauty, Inc.
(a)
........................ 2,154 1,181,598
Williams-Sonoma, Inc. ..................... 5,108 1,203,087
16,988,613
a
Technology Hardware, Storage & Peripherals  —  1 .4%
Apple, Inc. ............................. 6,171 1,115,408
Dell Technologies, Inc. , Class C ............... 13,735 1,300,155
Hewlett Packard Enterprise Co. ............... 77,814 1,185,107
HP, Inc. ............................... 40,581 1,149,660
NetApp, Inc. ............................ 13,467 1,200,179
Seagate Technology Holdings PLC ............. 13,202 1,228,446
Super Micro Computer, Inc.
(a)
................. 1,433 1,241,150
Western Digital Corp.
(a)
..................... 21,312 1,267,425
9,687,530
a

Schedule of Investments
(unaudited) (continued)
February 29, 2024
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

2024
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Textiles, Apparel & Luxury Goods  —  0 .5%
Deckers Outdoor Corp.
(a)
.................... 1,339 $ 1,199,195
Lululemon Athletica, Inc.
(a)
................... 2,558 1,194,816
Nike, Inc. , Class B ........................ 11,049 1,148,323
3,542,334
a
Tobacco  —  0 .3%
Altria Group, Inc. ......................... 28,938 1,183,853
Philip Morris International, Inc. ................ 12,981 1,167,771
2,351,624
a
Trading Companies & Distributors  —  0 .8%
Fastenal Co. ............................ 16,268 1,187,727
Ferguson PLC ........................... 5,794 1,225,141
United Rentals, Inc. ....................... 1,773 1,229,168
Watsco, Inc. ............................ 3,010 1,186,301
WW Grainger, Inc. ........................ 1,226 1,193,462
6,021,799
a
Water Utilities  —  0 .3%
American Water Works Co., Inc. ............... 9,246 1,096,021
Essential Utilities, Inc. ...................... 31,615 1,099,570
2,195,591
a
Security Shares Value
a
Wireless Telecommunication Services  —  0 .2%
T-Mobile U.S., Inc. ........................ 7,145 $ 1,166,778
a
Total Long-Term Investments — 99.8%
(Cost: $ 625,359,026 ) ................................ 711,696,266
a
Short-Term Securities
Money Market Funds  —  2 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(c) (d) (e)
...................... 14,102,930 14,109,981
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.30%
(c) (d)
............................ 898,386 898,386
a
Total Short-Term Securities — 2.1%
(Cost: $ 14,997,421 ) ................................. 15,008,367
Total Investments — 101.9%
(Cost: $ 640,356,447 ) ................................ 726,704,633
Liabilities in Excess of Other Assets — ( 1 .9 ) % ............... (13,542,201)
Net Assets — 100.0% ................................. $ 713,162,432
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/29/24
  Shares Held
at 02/29/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 13,704,791 $ 401,449
(a)
$ — $ 921 $ 2,820 $ 14,109,981 14,102,930 $ 166,284
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 828,406 69,980
(a)
— — — 898,386 898,386 26,993 —
BlackRock, Inc. ... 901,595 282,795 (162,306) 35,200 114,291 1,171,575 1,444 13,020 —
$ 36,121 $ 117,111
$ 16,179,942
$ 206,297 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 2 03/15/24 $ 510 $ 6,566
E-Mini S&P MidCap 400 Index ............................................................. 2 03/15/24 579 8,706
$ 15,272

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
February 29, 2024

Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
For the period ended February 29, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 15,272 $ — $ — $ — $ 15,272
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 82,998 $ — $ — $ — $ 82,998
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 13,918 $ — $ — $ — $ 13,918
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,644,023
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 711,696,266  $ —  $ —  $ 711,696,266
Short-Term Securities
Money Market Funds ...................................... 15,008,367  —  —  15,008,367
$ 726,704,633  $ —  $ —  $ 726,704,633
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 15,272  $ —  $ —  $ 15,272
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2024
iShares Semi-Annual Report to Shareholders
Statement of Assets and Liabilities
(unaudited)
February 29, 2024
See notes to financial statements.
iShares
MSCI USA Equal
Weighted ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................................... $ 710,524,691
Investments, at value — affiliated
(c)
....................................................................................... 16,179,942
Cash ........................................................................................................... 2,899
Cash pledged:
Futures contracts ................................................................................................. 90,000
Receivables:
Investments sold ................................................................................................. 35,935,868
Securities lending income — affiliated ................................................................................... 37,333
Dividends — unaffiliated ............................................................................................ 946,900
Dividends — affiliated .............................................................................................. 3,623
Variation margin on futures contracts .................................................................................... 10,386
Total assets ......................................................................................................
763,731,642
LIABILITIES
Collateral on securities loaned .......................................................................................... 14,110,951
Payables:
Investments purchased ............................................................................................. 36,410,948
Investment advisory fees ............................................................................................ 47,311
Total liabilities .....................................................................................................
50,569,210
Commitments and contingent liabilities
NET ASSETS .....................................................................................................
$ 713,162,432
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................................... $ 672,004,188
Accumulated earnings ............................................................................................... 41,158,244
NET ASSETS .....................................................................................................
$ 713,162,432
NET ASSET VALUE
Shares outstanding ................................................................................................. 8,150,000
Net asset value .................................................................................................... $ 87.50
Shares authorized .................................................................................................. 500 million
Par value ........................................................................................................ $                    0.001
(a)
Securities loaned, at value .......................................................................................... $ 12,997,410
(b)
Investments, at cost — unaffiliated ..................................................................................... $ 624,329,485
(c)
Investments, at cost — affiliated ....................................................................................... $ 16,026,962

Financial Statements
Statement of Operations
(unaudited)
Six Months Ended February 29, 2024
See notes to financial statements.
iShares
MSCI USA Equal
Weighted ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................ $ 5,372,629
Dividends — affiliated .............................................................................................. 40,013
Interest — unaffiliated .............................................................................................. 3,970
Securities lending income — affiliated — net ............................................................................... 166,284
Foreign taxes withheld ............................................................................................. (4,479)
Total investment income ..............................................................................................
5,578,417
EXPENSES
Investment advisory ............................................................................................... 258,919
Total expenses .................................................................................................... 258,919
Net investment income ...............................................................................................
5,319,498
—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................................... (7,071,976)
Investments — affiliated ........................................................................................... 634
Futures contracts ............................................................................................... 82,998
In-kind redemptions — unaffiliated
(a)
................................................................................... 16,899,535
In-kind redemptions — affiliated
(a)
.................................................................................... 35,487
9,946,678
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................................... 51,634,336
Investments — affiliated ........................................................................................... 117,111
Futures contracts ............................................................................................... 13,918
51,765,365
Net realized and unrealized gain ........................................................................................
61,712,043
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................................
$ 67,031,541
(a)
See Note 2 of the Notes to Financial Statements.

2024
iShares Semi-Annual Report to Shareholders
Statements of Changes in Net Assets
See notes to financial statements.
iShares
MSCI USA Equal Weighted ETF
Six Months
Ended
02/29/24
(unaudited)
Year Ended
08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 5,319,498  $ 7,495,597
Net realized gain ................................................................................ 9,946,678  337,894
Net change in unrealized appreciation (depreciation) ........................................................ 51,765,365  29,518,184
Net increase in net assets resulting from operations ...........................................................
67,031,541  37,351,675
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(5,145,476) (7,198,664)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .................................................
95,743,565  112,912,241
NET ASSETS
Total increase in net assets ........................................................................... 157,629,630  143,065,252
Beginning of period ................................................................................
555,532,802  412,467,550
End of period ....................................................................................
$ 713,162,432  $ 555,532,802
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Equal Weighted ETF
Six Months
Ended
02/29/24
(unaudited)
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Net asset value, beginning of period ......
$ 79.36  $ 74.32  $ 87.61  $ 62.79  $ 58.13  $ 59.33
Net investment income
(a)
.............. 0 .73  1 .27  1 .25  1 .03  1 .09  0 .92
Net realized and unrealized gain (loss)
(b)
....
8 .12  5 .05  (13.32) 24.72  4 .65  ( 1 .11 )
Net increase (decrease) from investment
operations ........................
8 .85  6 .32  (12.07) 25.75  5 .74  ( 0 .19 )
Distributions from net investment income
(c)
.... ( 0 .71 ) ( 1 .28 ) ( 1 .22 ) ( 0 .93 ) ( 1 .08 ) ( 1 .01 )
Net asset value, end of period ...........
$ 87.50  $ 79.36  $ 74.32  $ 87.61  $ 62.79  $ 58.13
Total Return
(d)
– – – – – –
Based on net asset value ...............
11.26%
(e)
8 .69% (13.93) % 41.36% 10.18% ( 0 .23 ) %
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses ......................
0 .09%
(g)
0 .09% 0 .10% 0 .15% 0 .15% 0 .15%
Total expenses after fees waived ..........
0 .09%
(g)
0 .09% 0 .09% 0 .15% 0 .15% 0 .15%
Net investment income .................
1 .85%
(g)
1 .69% 1 .52% 1 .34% 1 .84% 1 .63%
Supplemental Data
Net assets, end of period (000) ...........
$ 713,162  $ 555,533  $ 412,468  $ 473,092  $ 226,062  $ 308,090
Portfolio turnover rate
(h)
.................
13% 28% 27% 30% 30% 24%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)

2024
iShares Semi-Annual Report to Shareholders
1. Organization
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2024, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of the Fund has
approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
iShares ETF
Diversification
Classification
MSCI USA Equal Weighted .............................................................................................. Diversified

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(unaudited) (continued)

2024
iShares Semi-Annual Report to Shareholders
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
MSCI USA Equal Weighted
Barclays Bank PLC ........................................... $ 1,364,205  $ (1,364,205) $ —  $ —
Barclays Capital, Inc. ......................................... 1,375,862  (1,375,862) —  —
BNP Paribas SA ............................................. 730,028  (730,028) —  —
BofA Securities, Inc. .......................................... 252,203  (252,203) —  —
Citigroup Global Markets, Inc. .................................... 1,808,847  (1,584,425) —  224,422
Goldman Sachs & Co. LLC ..................................... 1,655,708  (1,655,708) —  —
HSBC Bank PLC ............................................ 884,949  (884,949) —  —
J.P. Morgan Securities LLC ..................................... 1,903,736  (1,903,736) —  —
Morgan Stanley ............................................. 1,723,924  (1,723,924) —  —
Natixis SA ................................................. 89,851  (89,851) —  —
RBC Capital Markets LLC ...................................... 838,020  (833,903) —  4,117
Scotia Capital (USA), Inc. ...................................... 370,077  (370,077) —  —
$ 12,997,410  $ (12,768,871)
$ —
$ 228,539
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of February 29, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
iShares ETF Investment Advisory Fees
MSCI USA Equal Weighted . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.09%

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury,
managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.  The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than
70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended
February 29, 2024 , the Fund paid BTC $42,738 for securities lending agent services.
Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended February 29, 2024 , transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended February 29, 2024 , purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended February 29, 2024 , in-kind transactions were as follows:
8. Income Tax Information
The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the
Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders.
Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of February 29, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI USA Equal Weighted ......................................................... $ 33,481,386  $ 28,849,636  $ (3,957,496)
iShares ETF Purchases Sales
MSCI USA Equal Weighted ........................................................................... $ 80,999,549  $ 77,874,318
iShares ETF In-kind Purchases In-kind Sales
MSCI USA Equal Weighted ........................................................................... $ 161,405,867  $ 66,559,124

Notes to Financial Statements
(unaudited) (continued)

2024
iShares Semi-Annual Report to Shareholders
As of August 31, 2023, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of February 29, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The
Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic
iShares ETF
Non-Expiring Capital
Loss Carryforwards
MSCI USA Equal Weighted ............................................................................................
$ (55,536,677)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI USA Equal Weighted ....................................... $ 641,700,729  $ 111,030,581  $ (26,011,405) $ 85,019,176

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
02/29/24
Year Ended
08/31/23
iShares ETF Shares Amount Shares Amount
MSCI USA Equal Weighted
Shares sold ............................................... 2,000,000  $ 162,930,340  3,000,000  $ 230,557,616
Shares redeemed ........................................... (850,000) (67,186,775) (1,550,000) (117,645,375)
1,150,000  $ 95,743,565  1,450,000  $ 112,912,241

Statement Regarding Liquidity Risk Management Program
(unaudited)

2024
iShares Semi-Annual Report to Shareholders
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI USA Equal Weighted ETF (the “Fund” or “ETF”), a series of the Company, which is reasonably designed to assess and manage the Fund’s liquidity risk.
The Board of Directors (the “Board”) of the Company, on behalf of the Fund, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Fund, as the program administrator for the Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through
September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the
Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Fund does not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/
discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited)

Supplemental Information
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
February 29, 2024
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Total Cumulative Distributions
for the Fiscal Year-to-Date
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year-to-Date
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
MSCI USA Equal Weighted ............ $ 0 .712386  $ —  $ —  $ 0 .712386  100% — % — % 100%

General Information

2024
iShares Semi-Annual Report to Shareholders
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT are available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

iS-SAR-823-0224
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

b) Not Applicable

Item 2.   Code of Ethics.

Not applicable to this semi-annual report.

Item 3.   Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.   Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.   Investments.

(a)

Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)

Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                Not applicable to the registrant.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

                Not applicable to the registrant.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.   Recovery of Erroneously Awarded Compensation.

Not applicable

Item 14. Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a)

(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

      (a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By: /s/ Jessica Tan
Jessica Tan, President (Principal Executive Officer)
Date:	April 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jessica Tan
Jessica Tan, President (Principal Executive Officer)
Date:	April 19, 2024

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	April 19, 2024